Loans Allowance for Credit Losses Credit Quality and OffBalance Sheet Credit Exposures (Details 8) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Term Extension	$ 33,835
Total Class of Financing Receivable	0.0187
Commercial Real Estates [Member]
Term Extension	$ 17,548
Total Class of Financing Receivable	0.0035
Weighted- Average Term Extension	82 years
Commercial & industrial [Member]
Payment Delay		$ 1,628,466
Term Extension	$ 16,287	10,695
Combination Payment Delay and Term Extension		$ 107,135
Total Class of Financing Receivable	0.0152	1.41
Weighted- Average Term Extension	84 years	10 months